Foreign Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Foreign Operations
Schedule of financial data by geographic area

	United States	Canada	Philippines	Eliminations	Total
For the Three Months Ended March 31, 2024 (Successor):
Revenues by geographic area	$1,667	$151	$240	$(240)	$1,818
Operating income (loss) by geographic area	$(3,000)	$(602)	$15	$-	$(3,587)
Net income (loss) by geographic area	$(4,527)	$(657)	$14	$-	$(5,170)

For the Period from January 1, 2023, to March 14, 2023 (Predecessor):
Revenues by geographic area	$1,395	$285	$160	$(220)	$1,620
Operating income (loss) by geographic area	$(3,479)	$(905)	$3	$-	$(4,381)
Net income (loss) by geographic area	$(3,342)	$(1,041)	$3	$-	$(4,380)

For the Period from March 15, 2023, to March 31, 2023 (Successor):
Revenues by geographic area	$272	$70	$196	$(196)	$342
Operating income (loss) by geographic area	$(486)	$(158)	$157	$-	$(487)
Net income (loss) by geographic area	$2,780	$(158)	$157	$(21)	$2,758

As of March 31, 2024 (Successor)
Identifiable assets by geographic area	$36,681	$600	$445	$(3,169)	$34,557
Long lived assets by geographic area	$17,533	$282	$122	$-	$17,937
Goodwill by geographic area	$8,737	$-	$-	$-	$8,737

As of December 31, 2023 (Successor)
Identifiable assets by geographic area	$38,143	$627	$434	$(2,623)	$36,581
Long lived assets by geographic area	$18,269	$320	$148	$-	$18,737
Goodwill by geographic area	$8,737	$-	$-	$-	$8,737

	United States	Canada	India	Philippines	Eliminations	Total
For the Period from March 15, 2023, to December 31, 2023 (Successor):
Revenues by geographic area	$4,838	$908	$-	$884	$(884)	$5,746
Operating income (loss) by geographic area	$(46,018)	$(2,380)	$-	$190	$-	$(48,208)
Net income (loss) by geographic area	$(47,073)	$(2,332)	$-	$188	$(21)	$(49,238)

For the Period from January 1, 2023, to March 14, 2023 (Predecessor):
Revenues by geographic area	$1,395	$285	$-	$160	$(220)	$1,620
Operating income (loss) by geographic area	$(3,479)	$(905)	$-	$3	$-	$(4,381)
Net income (loss) by geographic area	$(3,342)	$(1,041)	$-	$3	$-	$(4,380)

For the Year Ended December 31, 2022 (Predecessor):
Revenues by geographic area	$7,011	$2,061	$1,345	$166	$(2,113)	$8,470
Operating income (loss) by geographic area	$(22,358)	$(7,163)	$569	$(96)	$23	$(29,025)
Net income (loss) by geographic area	$(21,774)	$(7,769)	$467	$(99)	$-	$(29,175)

As of December 31, 2023 (Successor)
Identifiable assets by geographic area	$38,143	$627	$-	$434	$(2,623)	$36,581
Long lived assets by geographic area	$18,269	$320	$-	$148	$-	$18,737
Goodwill by geographic area	$8,737	$-	$-	$-	$-	$8,737

As of December 31, 2022 (Predecessor)
Identifiable assets by geographic area	$24,591	$5,484	$228	$415	$(1,438)	$29,280
Long lived assets by geographic area	$15,558	$4,788	$98	$215	$-	$20,659
Goodwill by geographic area	$-	$-	$-	$-	$-	$-